OTHER COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
OTHER COMMITMENTS
OTHER COMMITMENTS	NOTE 8: OTHER COMMITMENTS None.

NOTE 8: OTHER COMMITMENTS

On July 29, 2021, the Company recorded a $210,000 note payable in conjunction with the acquisition of patents from Advanced Tear Diagnostics LLC. The note balance as of December 31, 2022 and 2021 is $0 and $90,000 with accrued interest of $0 and $1,515, respectively.